Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Risk-free interest rate	0.25%	1.77%
Expected life of options		2 years
Expected dividend yield (in Dollars)
Volatility	75.00%	107.14%
Weighted average fair value per warrant (in Dollars per share)	$ 3.38	$ 0.64
Bottom of Range [Member]
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Expected life of options	8 months 12 days
Top of Range [Member]
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Expected life of options	1 year 9 months 3 days